Related Party Transactions (Linn Energy, LLC [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Related Party Transaction [Line Items]
Related Party Transactions
Related Party Transactions
LinnCo
LinnCo, an affiliate of LINN Energy, was formed on April 30, 2012, for the sole purpose of owning units in LINN Energy. In October 2012, LinnCo completed its IPO and used the net proceeds of approximately $1.2 billion from the offering to acquire 34,787,500 of LINN Energy’s units which represent approximately 15% of LINN Energy’s outstanding units at March 31, 2013. All of LinnCo’s common shares are held by the public. As of March 31, 2013, LinnCo had no significant assets or operations other than those related to its interest in LINN Energy. In connection with the pending acquisition of Berry (see Note 2), LinnCo intends to amend its limited liability company agreement to permit the acquisition and subsequent contribution of assets to LINN Energy.
LINN Energy has agreed to provide to LinnCo, or to pay on LinnCo’s behalf, any legal, accounting, tax advisory, financial advisory and engineering fees, printing costs or other administrative and out-of-pocket expenses incurred by LinnCo, along with any other expenses incurred in connection with any public offering of shares in LinnCo or incurred as a result of being a publicly traded entity, including costs associated with annual, quarterly and other reports to holders of LinnCo shares, tax return and Form 1099 preparation and distribution, NASDAQ listing fees, printing costs, independent auditor fees and expenses, legal counsel fees and expenses, limited liability company governance and compliance expenses and registrar and transfer agent fees. In addition, the Company has agreed to indemnify LinnCo and its officers and directors for damages suffered or costs incurred (other than income taxes payable by LinnCo) in connection with carrying out LinnCo’s activities.
For the three months ended March 31, 2013, LinnCo incurred total general and administrative expenses and certain offering costs of approximately $12 million, of which approximately $2 million had been paid by LINN Energy on LinnCo’s behalf as of March 31, 2013. The expenses included approximately $11 million of transaction costs related to professional services rendered by third parties in connection with the pending acquisition of Berry (see Note 2). The expenses also included approximately $462,000 related to services provided by LINN Energy necessary for the conduct of LinnCo’s business, such as accounting, legal, tax, information technology and other expenses. The offering costs of approximately $361,000 were incurred in connection with LinnCo’s registration statement on Form S-4 related to the pending acquisition of Berry. All expenses and costs paid by LINN Energy on LinnCo’s behalf are accounted for as investment at cost.
In February 2013, the Company paid approximately $25 million in distributions to LinnCo attributable to LinnCo’s interest in LINN Energy.
Other
One of the Company’s directors is the President and Chief Executive Officer of Superior Energy Services, Inc. (“Superior”), which provides oilfield services to the Company. For the three months ended March 31, 2013, the Company paid approximately $6 million to Superior and its subsidiaries for services rendered to the Company. The transactions associated with these payments were consummated on terms equivalent to those that prevail in arm’s-length transactions.

Related Party Transactions
LinnCo
LinnCo, an affiliate of LINN Energy, was formed on April 30, 2012, for the sole purpose of owning units in LINN Energy. LinnCo expects to have no significant assets or operations other than those related to its interest in LINN Energy. Upon the formation of LinnCo, LINN Energy paid $1,000 for 100% of LinnCo’s sole voting share. In October 2012, LinnCo completed its IPO and used the net proceeds of approximately $1.2 billion from the offering to acquire 34,787,500 of LINN Energy’s units which represent approximately 15% of LINN Energy’s outstanding units at December 31, 2012. All of LinnCo’s common shares are held by the public. See Note 3 for additional details about the LinnCo IPO.
LINN Energy has agreed to provide to LinnCo, or to pay on LinnCo’s behalf, any legal, accounting, tax advisory, financial advisory and engineering fees, printing costs or other administrative and out-of-pocket expenses incurred by LinnCo, along with any other expenses incurred in connection with any public offering of shares in LinnCo or incurred as a result of being a publicly traded entity, including costs associated with annual, quarterly and other reports to holders of LinnCo shares, tax return and Form 1099 preparation and distribution, NASDAQ listing fees, printing costs, independent auditor fees and expenses, legal counsel fees and expenses, limited liability company governance and compliance expenses and registrar and transfer agent fees. In addition, the Company has agreed to indemnify LinnCo and its officers and directors for damages suffered or costs incurred (other than income taxes payable by LinnCo) in connection with carrying out LinnCo’s activities.
For the period from April 30, 2012 (LinnCo’s inception) to December 31, 2012, LinnCo incurred total general and administrative expenses of approximately $1 million, all of which were paid by LINN Energy on LinnCo’s behalf. These expenses included approximately $772,000 related to services provided by LINN Energy necessary for the conduct of LinnCo’s business, such as accounting, legal, tax, information technology and other expenses. LINN Energy also paid, on LinnCo’s behalf, approximately $3 million of offering costs in connection with the LinnCo IPO. All expenses and costs paid by LINN Energy on LinnCo’s behalf are recorded as investment at cost and included in “other noncurrent assets” on the consolidated balance sheet.
In November 2012, the Company paid approximately $25 million in distributions to LinnCo attributable to LinnCo’s interest in LINN Energy. On January 24, 2013, the Company’s Board of Directors declared a cash distribution of $0.725 per unit with respect to the fourth quarter of 2012. The distribution attributable to LinnCo’s interest in LINN Energy, totaling approximately $25 million, was paid to LinnCo on February 14, 2013.
Other
One of the Company’s directors, appointed to the Board in May 2012, is the President and Chief Executive Officer of Superior Energy Services, Inc. (“Superior”), which provides oilfield services to the Company. For the year ended December 31, 2012, the Company paid approximately $21 million to Superior and its subsidiaries for services rendered to the Company. These payments were consummated on terms equivalent to those that prevail in arm’s-length transactions.